Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

MMabry@stradley.com

215.564.8011

 April 23, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Mary Cole

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 4, Amendment No. 6 (the “Amendment”), to the Registration Statement on Form N-1A of EGA Global Shares Trust (the “Trust”).  This Amendment is being filed, for effectiveness as of April 26, 2010, in order to: (1) include responses to comments from the staff of the Securities and Exchange Commission with respect to the Trust’s Post-Effective Amendment No. 3, Amendment No. 5 filed on February 9, 2010; and (2) make certain other non-material changes.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Aidan H. O’Connor at (202) 419-8406.

Very truly yours,

/s/Michael D. Mabry
Michael D. Mabry

cc:           Robert C. Holderith
James J. Valenti